FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                    ---------

                      FRANKLIN FLOATING RATE MASTER TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of  principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/04
                           --------



Item 1. Schedule of Investments.



Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
     BONDS 1.0%

     BROADCASTING .6%
     Paxson Communications Corp., senior secured note, 144A, FRN, 4.35%, 1/15/10      $  5,100,000       $  5,157,375
                                                                                                         ------------

     STEEL .4%
     Ispat Inland ULC, senior secured note, FRN, 8.35%, 4/01/10                          3,000,000          3,307,500
                                                                                                         ------------

     TOTAL BONDS (COST $8,122,955)                                                                          8,464,875
                                                                                                         ------------

     SENIOR FLOATING RATE INTERESTS 82.4%

     ADVERTISING/MARKETING SERVICES .3%
     Adams Outdoor Advertising, Term Loan, 4.23 - 4.33%, 10/05/11                        2,992,500          3,034,269
                                                                                                         ------------
     AEROSPACE & DEFENSE 1.7%
     ARINC Inc., Term Loan, 4.12%, 2/24/11                                               1,492,500          1,511,156
     CACI International Inc., Term Loan B, 3.21 - 3.45%, 4/23/11                         4,477,500          4,522,275
     DRS Technologies Inc., Term Loan B, 3.53 - 4.01%, 11/04/10                          3,492,335          3,525,075
     ILC Industries Inc., Second Lien Term Loan, 7.65%, 2/05/11                            500,000            504,710
     MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 4.32%, 8/27/10              2,800,000          2,829,750
     Standard Aero Holdings Inc., Term Loan B, 4.451 - 4.525%, 8/18/12                     969,231            983,164
     Titan Corp., Term Loan B, 4.61 - 4.69%, 2/23/06                                       977,500            990,636
     Vought Aircraft Industries, Term Loan X, 5.21%, 12/31/06                              678,110            682,470
                                                                                                         ------------

                                                                                                           15,549,236
                                                                                                         ------------

     APPAREL/FOOTWEAR .1%
     St. John Knits Inc., Term Loan B, 5.938%, 7/31/07                                     918,053            925,226
                                                                                                         ------------
     AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.1%
     Dayco Products LLC, Term Loan B, 4.87 - 5.12%, 6/18/11                              3,990,000          4,054,838
     EaglePicher Inc., Term Loan B, 4.863%, 8/07/09                                      2,444,576          2,459,854
     Exide Technologies,
        USD EURO Borrower, 5.25%, 5/04/10                                                  750,000            751,875
        USD US Borrower, 5.25%, 5/04/10                                                    750,000            751,875
     Federal-Mogul Corp., DIP, 4.938%, 2/06/05                                             959,540            962,007
     Grand Vehicle Works, Term Loan B, 4.92 - 5.08%, 7/23/10                             2,244,375          2,227,542
     Hayes Lemmerz, Term Loan, 5.33 - 6.00%, 6/03/09                                     2,855,833          2,908,152
     Hilite International Inc., Term Loan B, 6.21 - 6.56%, 3/31/09                         810,650            814,704
     Key Plastics and Key Safety,
       First Lien Term Loan, 4.78 - 4.84%, 7/31/10                                       1,496,250          1,514,486
       Term Loan C, 7.53 - 7.71%, 7/31/11                                                1,000,000          1,001,875
     Plastech Engineered Products Inc., First Lien Term Loan, 4.73%, 3/11/10               979,310            995,836
     Progressive Moulded Products, Term Loan B, 4.52 - 4.844%, 8/13/11 (Canada)          1,029,567          1,033,107
     Tenneco Automotive Inc.,
       L/C Term Loan, 4.88%, 12/12/10                                                    1,241,379          1,265,173
       Term Loan B, 4.84%, 12/12/10                                                      2,737,931          2,789,267

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     TRW Automotive Inc.,
       Term Loan D1, 4.125%, 2/28/11                                                     1,990,000          2,023,374
       Term Loan E, 5.25%, 10/31/10                                                      2,000,000          2,000,000
                                                                                                         ------------

                                                                                                           27,553,965
                                                                                                         ------------

     AUTOMOTIVE AFTERMARKET .1%
     United Components Inc., Term Loan C, 4.00%, 6/30/10                                   856,667            869,320
                                                                                                         ------------

     BEVERAGES: ALCOHOLIC .2%
     Southern Wine & Spirits of America Inc., Term Loan B, 4.23%, 6/21/08                1,967,446          1,993,576
                                                                                                         ------------
     BEVERAGES: NON-ALCOHOLIC .4%
     Dr. Pepper Bottling Co. of Texas, Term Loan, 4.16 - 4.47%, 12/18/10                 2,275,770          2,308,769
     Sunny Delight Beverages Co., First Lien Term Loan, 5.98%, 8/23/10                   1,000,000          1,002,500
                                                                                                         ------------

                                                                                                            3,311,269
                                                                                                         ------------
     BROADCASTING 2.5%
     Cumulus Media Inc.,
       Term Loan A1, 3.625%, 3/28/09                                                     2,406,250          2,429,562
       Term Loan E, 3.625%, 3/28/10                                                      3,117,188          3,167,842
     Emmis Operating Co., Term Loan B, 3.59%, 11/10/11                                   5,000,000          5,053,750
     Entravision Communications Corp., Multi-Draw Term Loan, 3.65%, 2/23/12              1,500,000          1,517,344
     Gray Television, Term Loan C, 3.45 - 3.76%, 12/31/10                                1,000,000          1,011,750
     Mission Broadcasting Inc., Term Loan D, 3.73%, 12/31/10                             1,612,979          1,614,995
     NEP Supershooters LP, First Lien Term Loan, 5.70%, 2/03/11                          1,250,000          1,264,062
     Nexstar Finance LLC, Term Loan D, 3.35%, 12/31/10                                     880,771            883,524
     Radio One Inc., Term Loan A, 2.435%, 6/30/07                                          867,647            861,140
     Sinclair Broadcasting, Term Loan A, 3.71%, 6/30/09                                  4,500,000          4,530,937
                                                                                                         ------------

                                                                                                           22,334,906
                                                                                                         ------------
     BUILDING PRODUCTS 2.9%
     Associated Materials, Term Loan, 4.61 - 6.50%, 8/27/09                                736,842            746,744
     Atrium Cos. Inc., Term Loan, 4.70 - 4.82%, 11/30/08                                 3,230,613          3,284,457
     Builders FirstSource Inc., Term Loan, 5.04%, 3/17/10                                1,661,650          1,676,189
     Building Materials Holding Corp., Term Loan B, 4.75%, 8/13/10                         987,500            993,055
     Headwaters Inc., Term Loan B, 5.33 - 7.00%, 4/30/11                                 3,850,000          3,896,519
     Masonite International Corp., Term Loan C2, 4.063%, 8/31/08                           994,997          1,012,099
     NCI Building Systems, Term Loan B, 3.82 - 3.84%, 6/07/10                            3,000,000          3,038,439
     Norcraft Cos. LP, Term Loan, 4.96%, 10/21/09                                        2,033,333          2,046,469
  (a)Nortek Inc., Term Loan, 4.62 - 6.25%, 8/25/11                                       7,000,000          7,110,831
     PGT Industries Inc., First Lien Term Loan, 4.96 - 5.13%, 2/05/10                      971,000            986,172
     Ply Gem Industries Inc., Incremental Term Loan, 4.59%, 2/12/11                      1,000,000          1,009,688
                                                                                                         ------------

                                                                                                           25,800,662
                                                                                                         ------------
     CABLE/SATELLITE TELEVISION 5.7%
     Atlantic Broadband Finance LLC, Term Loan B, 5.05%, 8/06/11                         1,250,000          1,270,312
     Bresnan Broadband Holdings LLC,
       Term Loan A, 5.73 - 6.01%, 3/31/10                                                1,250,000          1,265,625
       Term Loan B, 5.31 - 5.48%, 9/30/10                                                1,000,000          1,014,063

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Century Cable (Adelphia), Discretionary Term Loan, 6.75%, 12/31/09                  1,000,000            985,729
     Charter Communications Operating LLC, Term Loan B, 5.29 - 5.38%, 4/23/11            6,483,750          6,441,670
     DirecTV Holdings LLC, Term Loan, 3.95 - 4.07%, 3/06/10                              2,477,755          2,512,691
     Grapeclose Ltd. (Inmarsat),
        Term Loan B, 4.829 - 4.889%, 10/10/10 (United Kingdom)                           2,500,000          2,514,532
        Term Loan C, 5.329 - 5.389%, 10/10/11 (United Kingdom)                           2,500,000          2,522,500
     Insight Midwest,
       Additional Term Loan, 4.75%, 12/31/09                                               992,500          1,008,284
       Term Loan A, 3.25%, 6/30/09                                                       5,189,735          5,200,374
       Term Loan B, 4.563%, 12/31/09                                                       992,500          1,008,284
     MCC Iowa (Broadband),
       Term Loan A, 2.99 - 3.23%, 3/31/10                                                2,970,000          3,001,556
       Term Loan B1, 4.17 - 4.48%, 9/12/10                                                 997,500          1,008,098
     Mediacom LLC Group, Term Loan B, 4.16 - 4.47%, 4/01/13                              1,000,000          1,008,036
  (a)NTL Investment Holdings, Term Loan B, 5.204%, 5/31/12 (United Kingdom)              8,000,000          8,085,000
     Olympus Cable Holdings (Adelphia), Term Loan B, 6.75%, 9/30/10                      2,000,000          1,974,218
     Panamsat Corp., Term Loan B, 4.66%, 8/01/11                                         4,500,000          4,530,425
     Persona Communications Inc., Term Loan, 4.975%, 4/12/11                             3,500,000          3,537,188
     UPC Distribution Holdings B.V., Term Loan C2, 7.325 - 7.381%, 3/31/09               1,990,000          2,027,313
                                                                                                         ------------

                                                                                                           50,915,898
                                                                                                         ------------
     CASINOS/GAMING 2.8%
     Alliance Gaming Corp., Term Loan B, 3.538%, 8/22/09                                 1,360,744          1,378,175
     Boyd Gaming, Term Loan B, 3.69 - 3.92%, 5/14/11                                     2,493,750          2,527,727
     Global Cash Access LLC, Term Loan, 4.71%, 3/10/10                                     975,000            992,672
     Greektown Casinos, Term Loan D, 5.19 - 5.34%, 12/31/05                              2,944,967          2,978,098
     Green Valley Ranch Gaming LLC, Term Loan B, 4.725%, 12/05/10                          992,500          1,007,388
     Isle of Capri, Term Loan B, 3.98 - 4.225%, 4/25/08                                    825,000            835,313
     Isle of Capri Black Hawk LLC, Term Loan C, 4.68 - 5.06%, 12/31/07                   3,200,284          3,243,871
     Marina District Finance Co. Inc., Term Loan B, 3.93%, 10/14/11                      2,750,000          2,771,197
     Penn National Gaming Inc., Term Loan D, 4.48%, 3/03/09                                534,244            542,642
     Scientific Games Corp., Term Loan C, 4.50%, 12/31/09                                3,962,556          4,021,995
     Venetian Casino Resorts, Term Loan B, 4.29%, 8/01/11                                4,534,091          4,618,162
                                                                                                         ------------

                                                                                                           24,917,240
                                                                                                         ------------
     CATALOG/SPECIALTY DISTRIBUTION .3%
     Affinity Group Inc.,
       Term Loan B1, 5.975 - 6.02%, 6/23/09                                                230,408            233,096
       Term Loan B2, 5.975%, 6/23/09                                                       576,020            582,741
     Oriental Trading Co. Inc., Term Loan B, 4.75%, 7/29/10                              1,901,657          1,931,371
                                                                                                         ------------

                                                                                                            2,747,208
                                                                                                         ------------
     CHEMICALS: MAJOR DIVERSIFIED 1.3%
     Celanese, Term Loan, 4.48 - 4.53%, 4/06/11 (Luxembourg)                             2,000,000          2,037,500
     Huntsman International LLC, Term Loan B, 5.188%, 12/31/10                           4,000,000          4,071,000
     Huntsman LLC, Term Loan B, 5.44%, 3/31/10                                           1,200,000          1,218,625
     Invista Canada Co., Term Loan B2, 4.75%, 4/29/11 (Canada)                           1,223,529          1,245,259

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Invista SARL, Term Loan B1, 4.75%, 4/29/11 (Luxembourg)                             2,776,471          2,830,265
                                                                                                         ------------

                                                                                                           11,402,649
                                                                                                         ------------
     CHEMICALS: SPECIALTY 1.7%
     Brenntag, Term Loan B2, 4.922%, 2/27/12                                             1,500,000          1,526,250
     Kraton Polymers LLC, Term Loan B, 4.375 - 4.625%, 12/24/10                            950,592            959,306
     Nalco Co., Term Loan B, 4.42 - 4.43%, 11/04/10                                      5,826,495          5,935,288
     Rockwood Specialties Group Inc., Term Loan B, 4.63%, 7/30/11                        5,300,000          5,360,038
     Sovereign Specialty Chemicals Inc., Term Loan B, 6.341%, 12/31/07                     982,500            978,816
     Westlake Chemical Corp., Term Loan B, 4.27 - 7.50%, 7/31/10                           754,167            764,065
                                                                                                         ------------

                                                                                                           15,523,763
                                                                                                         ------------
     COAL .7%
     CONSOL Energy Inc., Term Loan B, 4.34%, 6/08/10                                     1,250,000          1,276,172
     Foundation Coal, Term Loan B, 4.04%, 7/30/11                                        4,650,000          4,708,125
                                                                                                         ------------

                                                                                                            5,984,297
                                                                                                         ------------
     COMMERCIAL PRINTING/FORMS .3%
     American Reprographics, Term Loan B, 4.84%, 6/17/09                                 1,985,000          2,020,978
     Merrill Corp., Term Loan B, 4.475 - 4.63%, 7/30/09                                  1,000,000          1,011,563
                                                                                                         ------------

                                                                                                            3,032,541
                                                                                                         ------------

     CONSTRUCTION MATERIALS .5%
     St. Marys Cement Inc., Term Loan B, 3.975%, 11/24/09 (Canada)                       4,476,225          4,522,388
                                                                                                         ------------
     CONSUMER SUNDRIES .6%
     NBTY Inc., Term Loan C, 3.75%, 7/22/09                                                691,248            698,540
     Rayovac Corp., Term Loan C, 4.213 - 4.56%, 10/01/09                                   721,546            727,650
     Scotts Co., Term Loan B, 3.438%, 9/30/10                                              448,875            452,908
     United Industries Corp.,
       Second Lien Term Loan, 6.48%, 10/31/11                                              498,750            507,790
       Term Loan B, 4.48 - 4.63%, 4/30/11                                                2,987,513          3,037,927
                                                                                                         ------------

                                                                                                            5,424,815
                                                                                                         ------------
     CONTAINERS/PACKAGING 2.4%
     ACI Operations Property Ltd., Term Loan A, 4.48%, 4/01/07 (Australia)                 754,857            766,966
     Berry Plastics Corp., Term Loan C, 3.71%, 7/22/10                                     867,425            879,894
     Graham Packaging Co.,
       First Lien Term Loan, 4.375 - 6.25%, 9/01/11                                      6,608,938          6,710,141
       Second Lien Term Loan, 6.125%, 3/01/12                                              500,000            512,396
     Graphic Packaging International Corp., Term Loan C, 4.46 - 4.63%, 8/08/10           5,431,418          5,536,788
     Greif Brothers, Term Loan B, 3.88%, 8/15/09                                         1,309,524          1,323,929
     Kerr Group Inc., Term Loan B, 5.48 - 7.00%, 8/11/10                                 4,311,842          4,357,655
     Owens-Brockway Glass Container Inc., Term Loan B, 4.64%, 4/01/08                    1,190,476          1,211,557
                                                                                                         ------------

                                                                                                           21,299,326
                                                                                                         ------------
     DATA PROCESSING SERVICES .6%
     InfoUSA Inc.,
       Term Loan A, 4.17%, 3/25/08                                                       3,666,667          3,710,557

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

       Term Loan B, 6.411%, 6/04/10                                                      1,995,000          2,018,880
                                                                                                         ------------

                                                                                                            5,729,437
                                                                                                         ------------
     DRUG STORE CHAINS 1.4%
     Duane Reade Inc., Term Loan, 5.21%, 7/30/10                                         1,000,000          1,012,875
     General Nutrition Centers Inc., Term Loan, 4.84%, 12/04/09                          1,985,000          2,007,331
     Jean Coutu Group, Term Loan B, 4.25 - 4.438%, 7/28/11                               7,500,000          7,624,860
     Rite Aid Corp., Term Loan, 3.59 - 3.68%, 8/23/09                                    2,000,000          2,022,500
                                                                                                         ------------

                                                                                                           12,667,566
                                                                                                         ------------
     ELECTRIC UTILITIES 2.5%
     AES Corp., Term Loan B, 4.00 - 6.00%, 4/30/08                                         714,286            726,339
     Calpine Corp., Second Lien Term Loan, 7.82%, 7/15/07                                1,975,000          1,663,527
     Calpine Generating Co., First Priority Term Loan, 5.59%, 3/22/09                    1,500,000          1,509,187
     Centerpoint Energy Inc., Term Loan B, 5.34%, 10/07/06                               2,967,568          2,982,405
     Cogentrix Delaware Holdings Inc., Term Loan, 4.21%, 2/19/09                         2,985,000          3,039,724
     Coleto Creek WLE LP,
       Term Loan B, 4.225%, 7/31/11                                                      1,745,625          1,780,174
       Term Loan C, 5.63%, 7/31/12                                                       1,000,000          1,016,667
     Dynegy Holdings Inc., Term Loan B, 5.84%, 5/27/10                                   1,496,250          1,529,449
     Midwest Generation, Term Loan, 4.38 - 5.47%, 4/27/11                                1,429,696          1,453,077
     NRG Energy, Term Loan B, 1.875 - 5.93%, 6/23/10                                       576,064            594,930
     Pike Electric Inc., Term Loan B, 4.125%, 7/02/12                                      977,896            996,029
     Quanta Services Inc., Term Loan B, 1.84 - 4.89%, 12/15/08                           3,000,000          3,030,000
     Teton Power Funding LLC, Term Loan B, 5.16%, 2/20/11                                1,273,173          1,293,862
     TNP Enterprises, Term Loan, 6.983%, 12/31/06                                          987,500          1,006,016
                                                                                                         ------------

                                                                                                           22,621,386
                                                                                                         ------------

     ELECTRICAL PRODUCTS .1%
     Enersys Capital Inc., Term Loan D, 3.62 - 3.921%, 3/17/11                           1,246,875          1,255,217
                                                                                                         ------------
     ELECTRONICS/APPLIANCES .6%
  (a)Alliance Laundry Systems LLC, Term Loan, 5.025%, 7/31/09                            1,250,000          1,261,719
     Directed Electronics, Inc., Term Loan, 6.14 - 6.38%, 6/15/10                        1,995,000          2,011,209
     Juno Lighting Inc., Term Loan, 4.34 - 6.25%, 10/21/10                               1,775,758          1,801,284
                                                                                                         ------------

                                                                                                            5,074,212
                                                                                                         ------------

     ENGINEERING & CONSTRUCTION .3%
     Washington Group, Synthetic Term Loan, 1.86%, 10/01/07                              3,000,000          3,003,900
                                                                                                         ------------
     ENVIRONMENTAL SERVICES 2.0%
     Allied Waste North America Inc.,
       L/C Term Loan, 4.119%, 1/15/10                                                    1,449,643          1,466,631
       Term Loan B, 4.42 - 4.63%, 1/15/10                                                3,216,651          3,253,765
       Term Loan C, 4.63 - 4.67%, 1/15/10                                                  491,975            497,279
     Duratek Inc., Term Loan B, 5.938 - 6.125%, 12/16/09                                 1,956,522          1,956,522
     EnviroSolutions Inc.,
       Delay Draw, 6.35%, 3/01/09                                                           46,364             46,364
       Term Loan B, 6.35%, 3/01/09                                                       2,135,455          2,135,455

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     IESI Corp., Term Loan, 5.07 - 5.09%, 10/10/10                                         990,000          1,005,469
     Waste Connections Inc., Term Loan, 3.37 - 3.66%, 10/22/10                           7,329,303          7,418,632
                                                                                                         ------------

                                                                                                           17,780,117
                                                                                                         ------------
     FINANCE/RENTAL/LEASING .2%
     United Rentals (North America) Inc.,
       L/C Term Loan, 4.03 - 4.21%, 2/11/11                                                250,000            252,604
       Term Loan B, 3.611%, 2/11/11                                                      1,253,750          1,259,453
                                                                                                         ------------

                                                                                                            1,512,057
                                                                                                         ------------
     FOOD DISTRIBUTORS .2%
     OSI Group LLC,
       Dutch Term Loan, 4.27%, 9/02/11                                                     555,556            562,847
       German Term Loan, 4.27%, 9/02/11                                                    444,444            450,278
       U.S. Term Loan, 4.27%, 9/02/11                                                    1,000,000          1,014,063
                                                                                                         ------------

                                                                                                            2,027,188
                                                                                                         ------------
     FOOD: MAJOR DIVERSIFIED 1.0%
     Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 4.71%, 8/08/08                    931,515            944,323
     Dole Food Co. Inc.,
       Term Loan D, 4.00 - 4.375%, 3/28/08                                                 164,169            167,022
       Term Loan E, 4.188 - 6.00%, 9/28/08                                                 971,429            984,786
     Luiginos Inc., Term Loan, 4.813 - 5.00%, 4/02/11                                    1,990,000          2,008,656
     Pinnacle Foods Holding Corp., Term Loan B, 4.20 - 4.26%, 11/25/10                   4,975,000          5,024,750
                                                                                                         ------------

                                                                                                            9,129,537
                                                                                                         ------------
     FOOD: MEAT/FISH/DAIRY .4%
     American Seafoods, Term Loan B, 4.25 - 4.438%, 4/15/09                                855,526            861,141
     Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08                                       695,661            707,980
     Michael Foods Inc., Term Loan B, 3.84 - 4.214%, 11/21/10                              992,500          1,007,078
     Pierre Foods Inc., Term Loan B, 4.30 - 4.48%, 6/29/10                                 997,500          1,006,228
                                                                                                         ------------

                                                                                                            3,582,427
                                                                                                         ------------
     FOOD: SPECIALTY/CANDY 1.1%
     Atkins Nutritionals Inc., First Lien Term Loan, 5.23%, 11/21/09                       947,500            782,635
     Leiner Health Products Inc., Term Loan B, 4.89%, 6/09/11                            1,995,000          2,024,925
     Meow Mix, First Lien Term Loan, 6.12 - 6.20%, 8/21/09                               1,127,997          1,105,436
     Nellson Neutraceuticals Inc.,
       First Lien Term Loan, 4.98%, 10/04/09                                             1,813,349          1,799,749
       Second Lien Term Loan, 7.48%, 4/04/10                                               750,000            720,000
     Otis Spunkmeyer Inc., Term Loan B, 5.625%, 6/21/11                                  2,743,125          2,777,414
     Reddy Ice Group Inc., Term Loan, 4.46%, 8/15/09                                       825,000            835,141
                                                                                                         ------------

                                                                                                           10,045,300
                                                                                                         ------------

     FOREST PRODUCTS .3%
     Roseburg Forest Products (RLC Industries), Term Loan B, 3.96%, 2/20/10              2,548,929          2,564,859
                                                                                                         ------------
     HOME FURNISHINGS 1.6%
     Knoll Inc., Term Loan, 4.84%, 10/01/11                                              3,000,000          3,038,400
     National Bedding Co., Term Loan B, 3.84 - 3.93%, 8/21/08                            3,933,601          3,980,313

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Sealy Mattress Co., Term Loan C, 4.29 - 4.34%, 4/02/12                              3,614,486          3,666,444
     Simmons Holdings Inc., Term Loan B, 3.875 - 4.75%, 12/02/11                         2,448,148          2,475,690
     Tempur World Inc., Term Loan B, 4.225%, 8/15/09                                       987,500            993,981
                                                                                                         ------------

                                                                                                           14,154,828
                                                                                                         ------------

     HOME IMPROVEMENT CHAINS .3%
     Harbor Freight Tools USA Inc., Term Loan B, 4.461 - 4.639%, 7/15/10                 2,500,000          2,525,783
                                                                                                         ------------

     HOMEBUILDING .5%
     LandSource Communities Development LLC, Term Loan B, 4.50%, 3/31/10                 4,000,000          4,067,500
                                                                                                         ------------
     HOSPITAL/NURSING MANAGEMENT 2.1%
     Ardent Health Services LLC, Term Loan B, 5.75%, 8/12/11                             4,500,000          4,504,221
     Beverly Enterprises Inc., Term Loan B, 4.43 - 4.73%, 10/22/08                         990,000          1,005,675
     Community Health Systems Inc., Term Loan B, 3.54%, 8/19/11                          1,000,000          1,004,286
     Iasis Healthcare LLC, Term Loan B, 4.225 - 4.25%, 6/22/11                           2,344,125          2,378,799
     MedCath Corp., Term Loan B, 5.06 - 6.50%, 7/02/11                                   2,992,500          3,036,454
     National Mentor Inc., Term Loan B, 7.00%, 11/01/11                                  1,200,000          1,200,000
     Triad Hospitals Inc., Term Loan B, 4.21%, 9/30/08                                   2,220,804          2,254,671
     Vanguard Health Holding Co. II LLC, Term Loan B, 4.21 - 5.31%, 9/23/11              3,500,000          3,562,345
                                                                                                         ------------

                                                                                                           18,946,451
                                                                                                         ------------

     HOTEL/RESORTS/CRUISELINES .1%
     Wyndham International Inc., Term Loan B, 6.625%, 6/30/06                              853,029            855,161
                                                                                                         ------------
     HOUSEHOLD/PERSONAL CARE .6%
     Holmes Group Inc., First Lien Term Loan, 4.961 - 5.12%, 11/06/10                      997,500            997,500
     Prestige Brands Inc., Term Loan B, 4.86%, 6/24/11                                   4,062,917          4,104,391
                                                                                                         ------------

                                                                                                            5,101,891
                                                                                                         ------------
     INDUSTRIAL CONGLOMERATES 1.3%
     Invensys (BTR Dunlop),
       Bonding Facility, 4.821%, 3/05/09                                                 2,000,000          2,021,250
       Term Loan B, 4.611%, 9/05/09                                                      1,482,868          1,504,184
     Roper Industries Inc., Term Loan, 3.59 - 4.12%, 12/19/08                              962,500            965,809
     SPX Corp., Term Loan B, 3.938%, 9/30/09                                             3,242,227          3,280,729
     TriMas Corp., Term Loan B, 5.50 - 5.625%, 12/06/09                                  4,217,729          4,259,907
                                                                                                         ------------

                                                                                                           12,031,879
                                                                                                         ------------
     INDUSTRIAL MACHINERY 1.4%
     Colfax Corp., Term Loan B, 4.875%, 5/30/09                                          1,731,708          1,740,366
     Dresser Inc., Unsecured Term Loan, 5.19%, 3/01/10                                   1,250,000          1,263,281
     Dresser-Rand Group Inc., Term Loan B, 4.068%, 10/26/11                              3,300,000          3,352,596
     Flowserve Corp., Term Loan C, 4.563 - 4.75%, 6/30/09                                  472,104            479,923
     Itron Inc., Term Loan B, 4.25%, 11/24/10                                            1,334,088          1,347,706
     Rexnord Corp., Term Loan, 5.01 - 6.50%, 11/25/09                                      179,114            180,905
     Sensus Metering Systems Inc., Term Loan, 4.391 - 4.421%, 12/16/10                   3,940,000          3,978,581
                                                                                                         ------------

                                                                                                           12,343,358
                                                                                                         ------------

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     INDUSTRIAL SPECIALTIES .8%
     Ionics Inc., Term Loan B, 4.73%, 2/01/11                                            5,237,028          5,304,130
     Polypore, Term Loan B, 4.21%, 11/13/11                                              1,496,250          1,515,888
                                                                                                         ------------

                                                                                                            6,820,018
                                                                                                         ------------
     INFORMATION TECHNOLOGY SERVICES 1.1%
     Relizon Co.,
       Incremental Term Loan, 5.02%, 2/20/11                                               184,636            184,636
       Term Loan B, 4.73%, 2/20/11                                                       1,193,906          1,202,114
     Transfirst Holdings, Term Loan B, 5.70%, 3/31/10                                    2,493,750          2,515,570
     Verifone Inc., Term Loan B, 4.63%, 6/30/11                                            997,500          1,013,086
     Worldspan, Term Loan, 5.813 - 7.50%, 6/30/07                                          467,901            470,387
     Xerox Corp., Term Loan, 3.73%, 9/30/08                                              4,500,000          4,534,686
                                                                                                         ------------

                                                                                                            9,920,479
                                                                                                         ------------

     INSURANCE BROKERS/SERVICES .3%
     Alliant Resources Group Inc., Term Loan B, 5.475 - 5.67%, 8/31/11                   2,244,375          2,275,235
                                                                                                         ------------

     INVESTMENT BANKS/BROKERS .4%
     Refco Group Ltd. LLC, Term Loan B, 4.66%, 7/28/11                                   3,250,000          3,259,480
                                                                                                         ------------

     LIFE/HEALTH INSURANCE .5%
     Conseco Inc., Term Loan, 5.41%, 6/22/10                                             3,990,000          4,073,958
                                                                                                         ------------
     MAJOR TELECOMMUNICATIONS .5%
     Alec Holdings, Term Loan B, 5.25%, 8/20/10                                          1,985,000          2,005,263
     Consolidated Communications Inc., Term Loan B, 4.48 - 4.725%, 10/14/11                996,667          1,006,633
     Qwest Corp., Term Loan A, 6.50%, 6/30/07                                            1,000,000          1,040,982
                                                                                                         ------------

                                                                                                            4,052,878
                                                                                                         ------------
     MANAGED HEALTH CARE .5%
     Multiplan Inc., Term Loan, 4.73%, 3/04/09                                           3,233,750          3,270,130
     Pacificare Health Systems Inc., Term Loan, 4.113 - 4.56%, 6/03/08                     987,500            996,552
                                                                                                         ------------

                                                                                                            4,266,682
                                                                                                         ------------
     MARINE SHIPPING .6%
     Horizon Lines LLC, Term Loan, 4.73%, 7/07/11                                        1,995,000          2,031,574
     Moran Transportation Co., Term Loan B, 4.475%, 8/08/09                              1,982,462          2,003,526
     U.S. Shipping Partners LP,
        Delay Draw, 3.87%, 4/25/09                                                         230,769            233,365
        Term Loan, 3.87%, 4/25/09                                                          769,231            777,885
                                                                                                         ------------

                                                                                                            5,046,350
                                                                                                         ------------

     MEDICAL DISTRIBUTORS .4%
     VWR International Inc., Term Loan B, 4.58%, 4/07/11                                 3,203,667          3,259,731
                                                                                                         ------------
     MEDICAL SPECIALTIES .5%
     Advanced Medical Optics, Term Loan B, 4.09 - 4.281%, 6/26/09                        1,022,438          1,038,094
     Fresenius Medical Care, Term Loan D, 3.211%, 2/21/10                                  995,000          1,003,810

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Kinetic Concepts Inc., Term Loan B, 3.98%, 8/11/10                                  1,148,750          1,164,327
     Medex Inc., Term Loan B, 4.89%, 5/21/09                                               987,500          1,000,255
     PerkinElmer Inc., Term Loan B, 3.94%, 12/26/08                                        538,333            544,558
                                                                                                         ------------

                                                                                                            4,751,044
                                                                                                         ------------
     MEDICAL/NURSING SERVICES 1.8%
     Alliance Imaging, Term Loan C, 4.25 - 4.50%, 11/30/08                               1,590,068          1,585,844
     Davita Inc., Term Loan B, 3.74 - 4.17%, 6/30/10                                     3,956,815          4,011,530
     Insight Health Services, Term Loan B, 5.475%, 10/17/08                              2,462,290          2,482,297
     MedQuest Inc., Term Loan B, 5.73%, 7/31/09                                            987,500            994,906
     Sheridan Healthcare, Term Loan B, 4.44 - 6.50%, 3/31/10                               975,000            984,243
     Team Health Inc., Term Loan B, 5.23%, 3/23/11                                       3,059,814          3,088,500
     US Oncology Inc., Term Loan B, 4.688 - 4.875%, 8/20/11                              2,992,500          3,022,425
                                                                                                         ------------

                                                                                                           16,169,745
                                                                                                         ------------
     MISCELLANEOUS COMMERCIAL SERVICES 2.5%
     Buhrmann, Term Loan C1, 4.32%, 12/02/10                                             3,990,000          4,038,239
  (a)CCC Information Services Inc., Term Loan B, 4.96%, 8/15/10                          5,677,095          5,719,673
     Corrections Corp. (Prision Realty), Term Loan D, 3.96 - 4.36%, 3/31/08                984,773          1,002,006
     DS Waters Enterprises LP, Term Loan, 6.37 - 6.67%, 11/07/09                         4,938,978          4,810,564
     Global Imaging Systems, Term Loan B, 3.68 - 3.98%, 5/15/10                          1,987,519          2,012,363
     JohnsonDiversey Inc., Term Loan B, 4.425%, 5/03/08                                    844,354            859,342
     Language Lines Inc., Term Loan B, 6.16%, 6/11/11                                    1,726,974          1,748,250
     Mitchell International Inc., Term Loan B, 4.98%, 7/30/11                              977,500            988,803
     US Investigations Services Inc., Term Loan C, 5.41%, 1/10/09                        1,300,291          1,310,043
                                                                                                         ------------

                                                                                                           22,489,283
                                                                                                         ------------
     MISCELLANEOUS MANUFACTURING .6%
     Day International Group Inc., Term Loan D, 5.46 - 5.48%, 1/01/10                      883,838            892,124
     Mueller Group, Term Loan, 4.54 - 4.88%, 4/14/11                                     3,779,817          3,810,527
     Norcross Safety Products, Term Loan, 4.92%, 3/20/09                                   754,231            760,124
                                                                                                         ------------

                                                                                                            5,462,775
                                                                                                         ------------
     MOVIES/ENTERTAINMENT 6.0%
     24 Hour Fitness Inc., Term Loan, 5.375%, 7/01/09                                      992,500          1,002,584
     Brooklyn Basketball LLC (New Jersey), Term Loan B, 5.438%, 8/16/08                  2,500,000          2,500,000
     Carmike Cinemas Inc., Term Loan, 5.225%, 2/02/09                                    1,588,000          1,643,580
     CH Operating LLC, Term Loan B, 6.50 - 6.563%, 6/21/07                                 431,034            432,112
     Cinram International, Term Loan D, 4.80%, 9/30/09 (Canada)                          3,940,795          3,993,996
     Detroit Red Wings Inc., Term Loan, 4.725%, 8/30/06                                    801,404            803,408
     Hollywood Entertainment, Term Loan, 5.44 - 5.46%, 3/31/08                             625,000            627,734
     Loews Cineplex Entertainment Corp, Term Loan B, 3.94 - 4.09%, 7/30/11               2,500,000          2,534,375
     Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 4.48%, 4/30/11                       4,000,000          4,019,000
     Mets II LLC, Term Loan, 5.16%, 8/23/05                                              1,000,000          1,007,500
     Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 6.52%, 12/29/08        1,350,000          1,346,625
     Minnesota Wild Hockey Club LP (Option Co.), Term Loan, 4.77%, 12/31/08              1,000,000          1,003,750
     New Jersey Devils LLC, Term Loan, 5.66%, 9/30/06                                    2,000,000          2,004,560

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Rainbow National Services LLC, Term Loan B, 4.50%, 3/31/12                          8,000,000          8,140,000
     Regal Cinemas Inc., Term Loan B, 4.225%, 11/10/10                                   8,200,570          8,311,278
     Six Flags Theme Parks, Term Loan B, 4.19%, 6/30/09                                  3,296,604          3,322,360
     Warner Music, Term Loan B, 4.319 - 4.97%, 2/28/11                                   9,952,494         10,106,220
     Yankee Holdings, Term Loan, 4.194 - 4.29%, 6/25/07                                    392,857            399,241
     Yankee Nets, Term Loan, 4.24 - 4.60%, 6/25/07                                         857,143            871,071
                                                                                                         ------------

                                                                                                           54,069,394
                                                                                                         ------------
     OIL & GAS PIPELINES .2%
     Magellan Midstream Holdings LP, Term Loan B, 4.65%, 6/17/08                           507,766            515,382
     Vulcan Energy Corp., Term Loan B, 5.09%, 4/30/10                                    1,572,572          1,594,687
                                                                                                         ------------

                                                                                                            2,110,069
                                                                                                         ------------
     OIL & GAS PRODUCTION .2%
     Pride Offshore Inc., Term Loan B, 3.61%, 7/07/11                                      997,500          1,010,385
     Williams Production RMT Co., Term Loan C, 4.37%, 5/30/08                              987,538            998,568
                                                                                                         ------------

                                                                                                            2,008,953
                                                                                                         ------------
     OIL REFINING/MARKETING 1.4%
     Getty Petroleum Marketing, Term Loan B, 5.23%, 5/18/10                                983,333            999,313
     La Grange Acquisition LP, Term Loan, 4.96%, 1/08/08                                 3,000,000          3,049,689
     Lyondell-Citgo Refining LP, Term Loan, 4.09 - 4.37%, 5/21/07                        4,738,125          4,773,661
     SemGroup LP, Term Loan B, 6.50%, 8/25/10                                            1,000,000          1,015,000
     Tesoro Petroleum Corp.,
       L/C Term Loan, 1.87%, 4/30/07                                                     2,000,000          2,010,000
       Term Loan, 7.37%, 4/15/08                                                           485,000            500,156
                                                                                                         ------------

                                                                                                           12,347,819
                                                                                                         ------------
     OTHER CONSUMER SERVICES .5%
     Alderwoods Group Inc., Term Loan B1, 4.48 - 4.81%, 8/19/10                            745,103            753,344
     Coinstar Inc., Term Loan, 4.29%, 7/01/11                                              997,500          1,014,333
     Travelcenters of America Inc., Term Loan B, 7.00%, 11/14/08                           874,867            877,998
     Veterinary Centers of America Inc., Term Loan E, 4.125%, 9/20/08                      746,250            759,776
     Weight Watchers, Term Loan B, 3.48%, 3/31/10                                        1,000,000          1,007,500
                                                                                                         ------------

                                                                                                            4,412,951
                                                                                                         ------------
     OTHER CONSUMER SPECIALTIES 2.3%
     American Achievement Corp., Term Loan B, 6.75%, 3/22/11                               995,000          1,010,547
     American Safety Razor Co., Term Loan, 5.02%, 4/22/11                                  995,000          1,009,925
     Home Interiors & Gifts Inc., Term Loan, 6.23 - 6.42%, 4/02/11                       1,968,750          1,901,320
     Jarden Corp., Term Loan B, 4.19 - 4.225%, 4/24/08                                   2,482,500          2,487,155
     Jostens Intermediate Holding Corp., Term Loan B, 2.50 - 4.54%, 10/01/11             4,827,586          4,906,034
     Sola International Inc., Term Loan, 4.48%, 12/05/09                                   975,000            988,406
     Solo Cup Co., Term Loan B, 4.09 - 4.475%, 2/23/11                                   7,972,469          8,067,971
                                                                                                         ------------

                                                                                                           20,371,358
                                                                                                         ------------
     OTHER TRANSPORTATION .9%
     Great Lakes Dredge & Dock Corp., Term Loan B, 4.46 - 5.57%, 12/19/10                1,000,000          1,000,000
     Laidlaw International Inc., Term Loan B, 5.59%, 6/17/09                             2,858,367          2,906,156

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Pacer International Inc., Term Loan B, 4.063 - 4.438%, 6/06/10                        615,686            624,537
     TransCore Holdings Inc.,
       Term Loan B, 5.21 - 6.50%, 10/31/06                                               2,918,931          2,922,580
       Term Loan C, 5.21%, 12/03/07                                                        990,000            991,237
                                                                                                         ------------

                                                                                                            8,444,510
                                                                                                         ------------

     PERSONNEL SERVICES .1%
     Allied Security Holdings LLC, Term Loan, 6.23%, 8/02/10                             1,000,000          1,012,500
                                                                                                         ------------
     PUBLISHING: BOOKS/MAGAZINES 2.9%
     Advanstar Communications, Term Loan B, 6.44%, 10/11/07                                 69,699             70,105
     CBD Media LLC, Term Loan D, 4.29%, 12/31/09                                           812,500            812,500
     Dex Media West LLC, Term Loan B, 3.93 - 4.21%, 3/09/10                              3,544,940          3,600,329
     F&W Publications Inc., Term Loan B, 5.45%, 12/31/09                                 2,224,631          2,250,354
     Primedia Inc., Term Loan B, 4.75%, 6/30/09                                          2,373,712          2,298,347
     R.H. Donnelley Inc., Term Loan B, 4.05 - 4.31%, 6/30/11                             8,728,125          8,865,410
     Transwestern Publishing Co., Term Loan B, 3.938 - 5.75%, 2/25/11                    6,624,573          6,709,454
     Weekly Reader, Second Lien Term Loan, 6.761%, 3/23/09                               1,000,000            998,125
                                                                                                         ------------

                                                                                                           25,604,624
                                                                                                         ------------
     PUBLISHING: NEWSPAPERS .8%
     Freedom Communications, Term Loan B, 3.75 - 3.79%, 5/17/09                          2,500,000          2,541,875
     Journal Register, Term Loan B, 3.42 - 3.76%, 8/13/12                                4,000,000          4,020,000
     MediaNews Group Inc., Term Loan C, 3.37 - 5.25%, 12/30/10                             924,955            930,541
                                                                                                         ------------

                                                                                                            7,492,416
                                                                                                         ------------
     PULP & PAPER 2.3%
     Appleton Papers Inc., Term Loan B, 3.98%, 6/01/10                                   1,895,250          1,919,414
     Boise Cascade LLC, Term Loan B, 4.25%, 10/01/11                                     3,643,836          3,710,449
     Boise Land And Timber Corp., Term Loan C, 4.25%, 10/01/10                           3,356,164          3,386,729
     Intertape Polymer Group Inc., Term Loan B, 4.138%, 8/01/11                          4,800,000          4,887,000
     Koch Cellulose LLC,
       L/C Term Loan, 3.84%, 5/03/11                                                       692,603            703,642
       Term Loan B, 4.22%, 5/03/11                                                       2,760,435          2,804,430
     Smurfit-Stone Container Canada Inc., Term Loan C,  5.75%, 10/28/11 (Canada)           644,238            644,238
     Smurfit-Stone Container Enterprises,
       L/C Term Loan, 1.916%, 10/28/10                                                     261,990            261,990
       Term Loan B, 5.75%, 10/28/11                                                      2,093,772          2,131,069
                                                                                                         ------------

                                                                                                           20,448,961
                                                                                                         ------------

     RAILROADS .2%
     Kansas City Southern Railway, Term Loan B, 3.90 - 4.13%, 3/30/08                    1,393,000          1,410,413
                                                                                                         ------------
     REAL ESTATE INVESTMENT TRUSTS .7%
     Crescent Real Estate Funding XII,
       Term Loan, 4.09 - 4.12%, 1/12/06                                                  3,929,316          3,966,153
       Term Loan B, 4.09 - 4.12%, 3/05/06                                                1,009,006          1,018,466

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Newkirk Master LP, Term Loan, 6.079 - 6.475%, 11/24/06                              1,688,069          1,703,894
                                                                                                         ------------

                                                                                                            6,688,513
                                                                                                         ------------
     RECREATIONAL PRODUCTS 1.6%
     Amscan Holdings Inc., Term Loan B, 4.591 - 6.25%, 4/30/12                             997,500          1,009,969
     BRP Holdings LP, 4.46%, 12/18/10                                                    5,970,000          6,070,744
     PlayPower Inc., Term Loan, 6.37 - 6.48%, 2/7/10                                       925,000            931,937
     Pure Fishing Inc., Term Loan B, 4.85 - 5.06%, 9/12/11                               2,985,000          3,029,088
     True Temper Sports Inc., Term Loan, 4.21 - 6.25%, 3/15/11                           2,937,955          2,864,976
                                                                                                         ------------

                                                                                                           13,906,714
                                                                                                         ------------
     RESTAURANTS .8%
     CKE Restaurants Inc., Term Loan, 4.875%, 4/30/09                                    2,688,678          2,745,813
     Denny's Inc., Term Loan B, 4.16%, 9/27/09                                           1,000,000          1,022,188
     Dominos Inc., Term Loan, 4.25%, 6/25/10                                             1,682,009          1,716,176
     Jack In The Box Inc., Term Loan B, 4.02 - 4.51%, 12/19/10                           1,985,000          2,013,534
                                                                                                         ------------

                                                                                                            7,497,711
                                                                                                         ------------

     SEMICONDUCTORS .1%
     Fairchild Semiconductor Corp., Term Loan, 4.188%, 6/19/08                             987,500          1,000,770
                                                                                                         ------------
     SERVICES TO THE HEALTH INDUSTRY .6%
     Accredo Health Inc., Term Loan B, 3.71%, 8/02/11                                    2,194,500          2,210,959
     Quintiles Transnational Corp., Term Loan B, 6.23%, 9/25/09                          1,980,000          2,005,987
     Sterigenics International Inc., Term Loan B, 4.86%, 6/08/11                         1,496,250          1,514,953
                                                                                                         ------------

                                                                                                            5,731,899
                                                                                                         ------------
     SPECIALTY STORES .5%
     Csk Auto Inc., Term Loan C, 4.06%, 6/20/09                                            995,000          1,001,209
     Pantry Inc., Term Loan, 4.21%, 3/12/11                                              2,347,688          2,383,950
     PETCO Animal Supplies Inc., Term Loan D, 4.46%, 10/02/08                              987,456          1,002,885
                                                                                                         ------------

                                                                                                            4,388,044
                                                                                                         ------------
     SPECIALTY TELECOMMUNICATIONS .5%
     D&E Communications Inc., Term Loan B, 4.50 - 6.50%, 12/31/11                        2,084,139          2,114,751
     GCI Holdings Inc., Term Loan, 4.27%, 10/31/07                                       1,405,142          1,420,598
     Valor Telecom, First Lien Term Loan, 4.29 - 4.37%, 6/30/07                            824,638            824,638
                                                                                                         ------------

                                                                                                            4,359,987
                                                                                                         ------------

     STEEL .1%
     International Mill Services Inc., First Lien Term Loan, 4.75%, 10/25/10             1,050,000          1,063,125
                                                                                                         ------------

     TOBACCO
     Commonwealth Brands Inc., Term Loan, 6.00%, 8/22/07                                   387,417            392,744
                                                                                                         ------------
     TRUCKING .3%
     Comcar Industries, Term Loan B, 6.91 - 8.75%, 12/31/09                              1,492,500          1,483,903
     Flexi-Van Leasing Inc., Term Loan B, 3.98 - 4.07%, 9/20/07                            373,244            375,110

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     Kenan Advantage, Term Loan, 5.475%, 6/30/10                                           997,500          1,008,722
                                                                                                         ------------

                                                                                                            2,867,735
                                                                                                         ------------
     WHOLESALE DISTRIBUTORS .3%
     Interline Brands, Term Loan B, 5.46 - 5.475%, 11/30/09                                937,500            948,633
     National Waterworks Inc., Term Loan B, 4.34%, 11/22/09                                933,674            944,567
     Nebraska Book Co., Term Loan C, 4.67%, 3/04/11                                        995,000          1,003,079
                                                                                                         ------------

                                                                                                            2,896,279
                                                                                                         ------------
     WIRELESS COMMUNICATIONS 2.4%
     AAT Communications Corp., Term Loan B, 4.46 - 4.64%, 12/31/11                       5,000,000          5,068,750
     American Tower Corp., Term Loan B, 4.28 - 4.48%, 8/31/11                            2,244,375          2,277,515
     Dobson Cellular Systems Inc., Term Loan, 5.36 - 5.41%, 3/31/10                      2,401,339          2,395,187
     Nextel Finance (Nextel Communications Inc.), Term Loan E, 4.188%, 12/15/10            992,500            996,512
     Nextel Finance, Term Loan C, 4.313%, 5/31/11                                        6,000,000          6,101,874
     SBA Communications Corp., Term Loan, 5.37 - 5.62%, 10/31/08                         3,509,856          3,546,053
     SpectraSite Communications Inc., Term Loan C, 3.87%, 2/22/07                          995,909            998,737
                                                                                                         ------------

                                                                                                           21,384,628
                                                                                                         ------------

     TOTAL SENIOR FLOATING RATE INTERESTS (COST $732,137,633)                                             737,922,383
                                                                                                         ------------

                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS

     SPECIALTY TELECOMMUNICATIONS
  (b)Global Crossing Ltd.                                                                      539              7,514
                                                                                                         ------------

     WIRELESS COMMUNICATIONS
  (b)Arch Wireless Inc.                                                                         52              1,487
                                                                                                         ------------

     TOTAL COMMON STOCKS (COST $19,134)                                                                         9,001
                                                                                                         ------------

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $740,279,722)                                    746,396,259
                                                                                                         ------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------
  (c)REPURCHASE AGREEMENT (COST $163,391,601) 18.2%
     Joint Repurchase Agreement, 1.817%, 11/01/04 (Maturity Value $163,416,341)
     ABN AMRO Bank, N.V., New York Branch (Maturity Value $15,150,329)
     Banc of America Securities LLC (Maturity Value $15,150,329)
     Barclays Capital Inc. (Maturity Value $15,150,329)
     Bear, Stearns & Co. Inc. (Maturity Value $8,082,572)
     BNP Paribas Securities Corp. (Maturity Value $15,150,329)
     Credit Suisse First Boston LLC (Maturity Value $4,041,286)
     Deutsche Bank Securities Inc. (Maturity Value $15,150,329)
     Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $15,150,329)
     Greenwich Capital Markets Inc. (Maturity Value $15,150,329)
     Lehman Brothers Inc. (Maturity Value $14,939,522)
     Morgan Stanley & Co. Inc. (Maturity Value $15,150,329)
     UBS Securities LLC (Maturity Value $15,150,329)
      Collateralized by U.S. Government Agency Securities, 0.00% - 7.00%,
       11/12/04 - 9/15/09; U.S. Treasury Bills, 1/13/05; and
       (d)U.S. Treasury Notes, 1.625% - 6.75%, 12/31/04 - 9/15/09

                                                                                       163,391,601       $163,391,601
                                                                                                         ------------

     TOTAL INVESTMENTS (COST $903,671,323) 101.6%                                                         909,787,860
     OTHER ASSETS, LESS LIABILITIES (1.6)%                                                                (14,054,765)
                                                                                                         ------------
     NET ASSETS 100.0%                                                                                   $895,733,095
                                                                                                         ============

Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED) (CONT.)

      DIP   - Debtor-In-Possession

      FRN   - Floating Rate Note

      L/C   - Line of Credit

      LLC   - Limited Liability Corp.

      LP    - Limited Partnership

(a)   Security purchased on a delayed delivery basis.

(b)   Non-income producing.

(c) Investment is through participation in a joint account with other funds managed by Investment Advisors. At October 31, 2004, all repurchase agreements had ben entered into on October 29, 2004.

(d)   Security is traded on a discount basis with a zero coupon.

                     See Notes To Statements of Investments.












FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Master Series (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Fund seeks current income and preservation of capital.

1. INCOME TAXES

At October 31, 2004, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments                           $903,778,023
                                              ------------
Unrealized appreciation                       $  7,042,624
Unrealized depreciation                         (1,032,787)
                                              ------------
Net unrealized appreciation (depreciation)    $  6,009,837
                                              ------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FLOATING RATE MASTER TRUST

By  /S/JIMMY D. GAMBILL
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By  /S/GALEN G. VETTER
      Chief Financial Officer
Date    December 16, 2004












                                    Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Master Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


December 16, 2004


/s/GALEN G. VETTER
Chief Financial Officer